FINANCIAL SERVICES - Variable Interest Entities Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total debt, principal amount	$ 52,694	$ 50,356
Variable Interest Entity, Primary Beneficiary
Accounts, Notes, Loans and Financing Receivable [Line Items]
Transfers	3,900	3,300
Total debt, principal amount	$ 3,900	$ 3,100